Income Taxes (Details) - Schedule of reconciliations of company's effective income tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliations of company's effective income tax rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(6.22%)	(2.84%)	(2.84%)
Effect of expenses not deductible for tax purposes	0.14%	2.82%	0.72%
Effect of additional deduction allowed for tax purposes	(6.11%)	(14.40%)	(8.74%)
Effect of valuation allowance on deferred income tax assets	1.29%	3.90%	1.20%
Effect of income tax rate difference under different tax jurisdictions	(0.05%)		0.91%
Others	(3.09%)	0.88%	(0.85%)
Total	10.96%	15.36%	15.40%